Professional Liability Insurance	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Professional Liability Insurance
19. Professional Liability Insurance
The Company has purchased claims-made professional liability insurance coverage through December 31, 2023 and 2022, covering up to $1.0 million per incident and $3.0 million in annual aggregate for each physician and covering up to $2.0 million per incident and $4.0 million in the aggregate at the entity level. The policy does not require a deductible per incident. As of December 31, 2023 and 2022, the gross malpractice insurance recovery balance was $2.8 million and $2.2 million, respectively, and the malpractice insurance reserve liability balance totaled $4.7 million and $3.7 million, respectively. The Company has a net retail liability of approximately $1.9 million and $1.6 million, respectively, for claims arising from incidents prior to December 31, 2023 and 2022 that are not yet reported as of December 31, 2023 and 2022.